STATEMENTS OF CHANGES IN STOCKHOLDER'S (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning, Balance at Dec. 31, 2013	$ 3,800	$ 34,200	$ (102,390)	$ (64,390)
Beginning, balance shares at Dec. 31, 2013	3,800,000
Net (loss)			(5,875)	(5,875)
Ending, Balance at Dec. 31, 2014	$ 3,800	34,200	(108,265)	(70,265)
Ending, balance shares at Dec. 31, 2014	3,800,000
Net (loss)			(5,475)	(5,475)
Ending, Balance at Dec. 31, 2015	$ 3,800	$ 34,200	$ (113,740)	$ (75,740)
Ending, balance shares at Dec. 31, 2015	3,800,000